Nature and extent of risks arising from financial instruments - Summary of Credit Exposure Associated With on-and Off-balance Sheet Financial Instruments (Detail) - Credit risk [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 985,241	$ 945,787
On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	889,994	782,212
On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	95,247	163,575
Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	656,994	593,777
Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	526,907	468,905
Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	130,087	124,872
Canada [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 613,187	$ 546,209
Maximum exposure to credit risk	62.00%	58.00%
Canada [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 594,823	$ 531,294
Maximum exposure to credit risk	66.00%	68.00%
Canada [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 18,364	$ 14,915
Maximum exposure to credit risk	19.00%	9.00%
Canada [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 424,944	$ 367,586
Maximum exposure to credit risk	65.00%	62.00%
Canada [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 345,545	$ 294,710
Maximum exposure to credit risk	66.00%	63.00%
Canada [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 79,399	$ 72,876
Maximum exposure to credit risk	61.00%	58.00%
United States [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 204,093	$ 170,354
Maximum exposure to credit risk	21.00%	18.00%
United States [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 184,040	$ 145,824
Maximum exposure to credit risk	21.00%	19.00%
United States [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 20,053	$ 24,530
Maximum exposure to credit risk	21.00%	15.00%
United States [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 157,544	$ 150,287
Maximum exposure to credit risk	24.00%	25.00%
United States [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 142,692	$ 133,197
Maximum exposure to credit risk	27.00%	28.00%
United States [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 14,852	$ 17,090
Maximum exposure to credit risk	11.00%	14.00%
Europe [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 111,412	$ 173,734
Maximum exposure to credit risk	11.00%	18.00%
Europe [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 60,645	$ 55,265
Maximum exposure to credit risk	7.00%	7.00%
Europe [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 50,767	$ 118,469
Maximum exposure to credit risk	53.00%	72.00%
Europe [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 66,379	$ 63,531
Maximum exposure to credit risk	10.00%	11.00%
Europe [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 31,530	$ 29,561
Maximum exposure to credit risk	6.00%	7.00%
Europe [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 34,849	$ 33,970
Maximum exposure to credit risk	27.00%	27.00%
Other International [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 56,549	$ 55,490
Maximum exposure to credit risk	6.00%	6.00%
Other International [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 50,486	$ 49,829
Maximum exposure to credit risk	6.00%	6.00%
Other International [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 6,063	$ 5,661
Maximum exposure to credit risk	7.00%	4.00%
Other International [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 8,127	$ 12,373
Maximum exposure to credit risk	1.00%	2.00%
Other International [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 7,140	$ 11,437
Maximum exposure to credit risk	1.00%	2.00%
Other International [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 987	$ 936
Maximum exposure to credit risk	1.00%	1.00%